Cover	Aug. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 12, 2026
Entity Registrant Name	AMCOR PLC
Entity Incorporation, State or Country Code	Y9
Entity File Number	001-38932
Entity Tax Identification Number	98-1455367
Entity Address, Address Line One	83 Tower Road North
Entity Address, City or Town	Warmley, Bristol
Entity Address, Country	GB
Entity Address, Postal Zip Code	BS30 8XP
Country Region	44
City Area Code	117
Local Phone Number	9753200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Listings [Line Items]
Country Region	44
Entity Emerging Growth Company	false
Entity Central Index Key	0001748790
Amendment Flag	false
Ordinary Shares, par value $0.05 per share
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.05 per share
Trading Symbol	AMCR
Security Exchange Name	NYSE
1.125% Guaranteed Senior Notes Due 2027
Entity Listings [Line Items]
Title of 12(b) Security	1.125% Guaranteed Senior Notes Due 2027
Trading Symbol	AUKF/27
Security Exchange Name	NYSE
5.450% Guaranteed Senior Notes Due 2029
Entity Listings [Line Items]
Title of 12(b) Security	5.450% Guaranteed Senior Notes Due 2029
Trading Symbol	AMCR/29
Security Exchange Name	NYSE
3.950% Guaranteed Senior Notes Due 2032
Entity Listings [Line Items]
Title of 12(b) Security	3.950% Guaranteed Senior Notes Due 2032
Trading Symbol	AMCR/32
Security Exchange Name	NYSE
3.200% Guaranteed Senior Notes Due 2029 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.200% Guaranteed Senior Notes Due 2029
Trading Symbol	AUKF/29
Security Exchange Name	NYSE
3.750% Guaranteed Senior Notes Due 2033 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.750% Guaranteed Senior Notes Due 2033
Trading Symbol	AUKF/33
Security Exchange Name	NYSE